Organization and Principal Activities - Additional Information (Detail)					12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2020 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Notice period for termination of proxy and power of attorney agreement					30 days	30 days	30 days
Notice period for termination of agreement with school sponsors and directors					30 days	30 days	30 days
Notice period for termination of equity pledge agreements					30 days	30 days	30 days
Stock issued during period, value | ¥						¥ 170,694,201
Qingtian International School
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of equity interest acquired	100.00%	100.00%
Total consideration amount	¥ 23,000,000	$ 3,600,000
IPO [member] | ADR [member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, shares | shares			3,333,400	3,333,400
American depository share representing common shares | shares			5	5
Share price | $ / shares				$ 9.25
Net proceeds from initial public offering			¥ 170,700,000	$ 26,200,000
Stock issued during period, value | $				$ 30,800,000
Zhejiang Lishui Mengxiang Education Development Company Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loans due from related party | $					$ 0			$ 0
VIRGIN ISLANDS, BRITISH | Linwai Investment Company Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage					100.00%
Date of incorporation of the company					Sep. 11, 2018
HONG KONG | Lianwai Investment [Member] | Hongkong Menxiang Education Development Group Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage					100.00%
Date of incorporation of the company					Sep. 20, 2018
CHINA | Liandu WFOE [Member] | Hongkong Menxiang Education Development Group Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage					100.00%
Date of incorporation of the company					Oct. 10, 2018
CHINA | Liandu WFOE [Member] | Lishui Xianke [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage					100.00%
Date of incorporation of the company					Aug. 13, 2020